Related party transactions - key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key management personnel compensation
Wages and bonus	$ 3,134	$ 2,911	$ 2,980
Other remuneration	124	95	67
Post-employment benefits	106	60	32
Share-based payments	2,478	1,812	1,234
Total	$ 5,842	$ 4,878	$ 4,313